Filed with the Securities and Exchange Commission on February 23, 2023

1933 Act Registration File No. 033-20827
1940 Act Registration File No. 811-05518

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	303	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	308	[	X	]

(Check appropriate box or boxes.)

THE RBB FUND, INC.
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (609) 731-6256
Copies to:

STEVEN PLUMP	JILLIAN BOSMANN, ESQUIRE
The RBB Fund, Inc.	Faegre Drinker Biddle & Reath LLP
615 East Michigan Street	One Logan Square, Suite 2000
Milwaukee, Wisconsin 53202	Philadelphia, Pennsylvania 19103-6996

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on March 24, 2023 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

[	X	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 289 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), on April 8, 2022 and pursuant to Rule 485(a)(2) would have become effective on June 22, 2022.

Post-Effective Amendment No. 291 was filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act on June 21, 2022 for the sole purpose of extending the date upon which the Amendment was to become effective to July 20, 2022.

Post-Effective Amendment No. 292 was filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act on July 19, 2022 for the sole purpose of extending the date upon which the Amendment was to become effective to August 19, 2022.

Post-Effective Amendment No. 294 was filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act on August 18, 2022 for the sole purpose of extending the date upon which the Amendment was to become effective to September 12, 2022.

Post-Effective Amendment No. 295 was filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act on September 9, 2022 for the sole purpose of extending the date upon which the Amendment was to become effective to September 27, 2022.

Post-Effective Amendment No. 296 was filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act on September 26, 2022 for the sole purpose of extending the date upon which the Amendment was to become effective to October 19, 2022.

Post-Effective Amendment No. 297 was filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act on October 18, 2022 for the sole purpose of extending the date upon which the Amendment was to become effective to November 17, 2022.

Post-Effective Amendment No. 298 was filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act on November 16, 2022 for the sole purpose of extending the date upon which the Amendment was to become effective to December 13, 2022.

Post-Effective Amendment No. 299 was filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act on December 12, 2022 for the sole purpose of extending the date upon which the Amendment was to become effective to December 30, 2022.

Post-Effective Amendment No. 301 was filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act on December 29, 2022 for the sole purpose of extending the date upon which the Amendment was to become effective to January 26, 2023.

Post-Effective Amendment No. 302 was filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act on January 25, 2023 for the sole purpose of extending the date upon which the Amendment was to become effective to February 24, 2023.

This Post-Effective Amendment No. 303 is being filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating March 24, 2023 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 303 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Short Hills and State of New Jersey on February 23, 2023.

THE RBB FUND, INC. By: /s/ Steven Plump Steven Plump President

Pursuant to the requirements of the 1933 Act, this Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Steven Plump	President (Principal Executive Officer)	February 23, 2023
Steven Plump

/s/ James G. Shaw	Chief Financial Officer (Principal Financial and Accounting Officer)	February 23, 2023
James G. Shaw

*Julian A. Brodsky	Director	February 23, 2023
Julian A. Brodsky

*Gregory P. Chandler	Director	February 23, 2023
Gregory P. Chandler

*Lisa A. Dolly	Director	February 23, 2023
Lisa A. Dolly

*Nicholas A. Giordano	Director	February 23, 2023
Nicholas A. Giordano

*Arnold M. Reichman	Director	February 23, 2023
Arnold M. Reichman

*Robert Sablowsky	Director	February 23, 2023
Robert Sablowsky

*Brian T. Shea	Director	February 23, 2023
Brian T. Shea

*Robert Straniere	Director	February 23, 2023
Robert Straniere

*By:	/s/ James G. Shaw
James G. Shaw
Attorney-in-Fact

THE RBB FUND, INC.
(the “Company”)

THE RBB FUND TRUST
(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Julian A. Brodsky, hereby constitutes and appoints Steven Plump, Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Jillian L. Bosmann, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	September 8, 2022

/s/ Julian A. Brodsky

Julian A. Brodsky

THE RBB FUND, INC.
(the “Company”)

THE RBB FUND TRUST
(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Gregory P. Chandler, hereby constitutes and appoints Steven Plump, Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Jillian L. Bosmann, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	September 8, 2022

/s/ Gregory P. Chandler

Gregory P. Chandler

THE RBB FUND, INC.
(the “Company”)

THE RBB FUND TRUST
(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Lisa A. Dolly, hereby constitutes and appoints Steven Plump, Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Jillian L. Bosmann, her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	September 8, 2022

/s/ Lisa A. Dolly

Lisa A. Dolly

THE RBB FUND, INC.
(the “Company”)

THE RBB FUND TRUST
(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Nicholas A. Giordano, hereby constitutes and appoints Steven Plump, Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Jillian L. Bosmann, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	September 8, 2022

/s/ Nicholas A. Giordano

Nicholas A. Giordano

THE RBB FUND, INC.
(the “Company”)

THE RBB FUND TRUST
(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Arnold M. Reichman, hereby constitutes and appoints Steven Plump, Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Jillian L. Bosmann, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	September 8, 2022

/s/ Arnold M. Reichman

Arnold M. Reichman

THE RBB FUND, INC.
(the “Company”)

THE RBB FUND TRUST
(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Steven Plump, Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Jillian L. Bosmann, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	September 8, 2022

/s/ Robert Sablowsky

Robert Sablowsky

THE RBB FUND, INC.
(the “Company”)

THE RBB FUND TRUST
(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Brian T. Shea, hereby constitutes and appoints Steven Plump, Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Jillian L. Bosmann, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	September 8, 2022

/s/ Brian T. Shea

Brian T. Shea

THE RBB FUND, INC.
(the “Company”)

THE RBB FUND TRUST
(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert A. Straniere, hereby constitutes and appoints Steven Plump, Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Jillian L. Bosmann, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	September 8, 2022

/s/ Robert Straniere

Robert Straniere